NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Nature of operations and going concern [Abstract]
Working capital deficiency	$ 16,749,316	$ 19,124,583
Accumulated deficit	$ 32,247,379	$ 25,352,460